NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Indefinite-Lived Intangible Assets (Details) - USD ($)	Sep. 30, 2023	Sep. 29, 2023	Dec. 31, 2022	Dec. 31, 2021
Patents/Trademarks	$ 521,881		$ 521,881	$ 521,881
Patents
Patents/Trademarks	$ 315,604	$ 315,604